DOCUMENT ENTITY AND INFORMATION	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	China Dredging Group Co., Ltd.
Entity Central Index Key	0001447976
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	clff
Entity Ordinary Shares	52,677,323
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash	$ 112,409,544	$ 88,532,472
Accounts receivable, net	27,020,183	12,841,108
Cost and estimated earnings in excess of billings on contracts in progress	14,008,972	834,909
Prepaid expenses	4,767,072	0
Inventories	2,048,158	202,213
Other receivables	3,364	1,246
Total current assets	160,257,293	102,411,948
Other assets
Prepaid dredger deposits	23,038,180	14,764,074
Security deposits	48,872,718	21,454,545
Property, plant and equipment, net	51,131,051	40,604,784
Total other assets	123,041,949	76,823,403
Total assets	283,299,242	179,235,351
Liabilities and equity
Accounts payable	3,653,008	4,487,373
Advance from related companies	13,664	909
Income tax payable	8,295,538	4,833,193
Accrued liabilities and other payables	4,045,227	2,588,601
Derivative liability	8,279,827	0
Total current liabilities	24,287,264	11,910,076
Non-current liabilities
Contingent liability for a variable number of shares	0	14,101,247
Derivative liability	0	1,517,748
Total non-current liabilities	0	15,618,995
Total liabilities	24,287,264	27,529,071
Shareholders' equity
Ordinary shares, 225,000,000 shares authorized with no par value; 52,677,323 shares issued and outstanding as of December 31, 2011 and 2010	0	0
Statutory reserves	15,386,316	10,295,279
Additional paid-in capital	79,185,284	79,185,284
Retained earnings	98,559,096	13,392,884
Accumulated other comprehensive income	15,816,347	4,902,910
Total shareholders' equity	208,947,043	107,776,357
Total liabilities and equity	283,299,242	179,235,351
Preferred Class A [Member]
Non-current liabilities
Class A Preferred Shares, no par value; 25,000,000 shares authorized; 10,012,987 shares issued and outstanding (liquidation preference $50,064,935, less $0 and $6,135,012 discount, respectively) as of December 31, 2011 and 2010	$ 50,064,935	$ 43,929,923

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2011	Dec. 31, 2010
Ordinary shares, shares authorized	225,000,000	225,000,000
Ordinary shares, shares issued	52,677,323	52,677,323
Ordinary shares, shares outstanding	52,677,323	52,677,323
Preferred Class A [Member]
Temporary equity, shares authorized	25,000,000	25,000,000
Temporary equity, shares issued	10,012,987	10,012,987
Temporary equity, shares outstanding	10,012,987	10,012,987
Temporary equity, liquidation preference (in dollars)	50,064,935	50,064,935
Temporary equity, discount (in dollars)	0	6,135,012

CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Contract revenue	$ 226,953,070	$ 131,405,665	$ 80,333,891
Cost of contract revenue, includes depreciation of $7,160,142, $5,037,318 and $4,951,518 for the years ended December 31, 2011, 2010 and 2009, respectively	(98,906,986)	(58,723,528)	(38,715,490)
Gross profit	128,046,084	72,682,137	41,618,401
General and administrative expenses	(9,444,718)	(7,159,793)	(2,531,132)
Income from operations	118,601,366	65,522,344	39,087,269
Other income (expense):
Interest income	436,646	123,536	29,833
Interest expenses	0	(843,995)	(755,853)
Sundry income	122,151	89	0
Gain on obligation under "Make-Good Escrow"	14,101,247	0	0
Loss on derivative	(6,762,079)	(11,298)	0
Total other income (expense)	7,897,965	(731,668)	(726,020)
Income before income taxes	126,499,331	64,790,676	38,361,249
Income tax expense	(30,107,070)	(16,556,396)	(9,596,651)
Net income	96,392,261	48,234,280	28,764,598
Accretion of discount on Class A Preferred Shares	(6,135,012)	(22,293,720)
Net income attributable to ordinary shareholders	$ 90,257,249	$ 25,940,560	$ 28,764,598
Earnings per ordinary share
- Basic (in dollars per share)	$ 1.71	$ 0.5	$ 0.55
- Diluted (in dollars per share)	$ 1.54	$ 0.5	$ 0.55
Weighted average number of ordinary shares outstanding
- Basic (in shares)	52,677,323	52,264,994	52,177,323
- Diluted (in shares)	62,690,310	52,264,994	52,177,323

CONSOLIDATED STATEMENTS OF INCOME [Parenthetical] (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cost of goods and services sold, depreciation	$ 7,160,142	$ 5,037,318	$ 4,951,518

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income attributable to ordinary shareholders	$ 90,257,249	$ 25,940,560	$ 28,764,598
Other comprehensive income
Foreign currency translation gain/ (loss)	10,913,437	4,220,654	(2,988)
Total comprehensive income	$ 101,170,686	$ 30,161,214	$ 28,761,610

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Common Stock [Member]	Statutory Reserves [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Subscription Receivable [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008	$ 0	$ 2,009,023	$ 8,501,266	$ 18,061,369	$ 0	$ 685,244	$ 29,256,902
Balance (in shares) at Dec. 31, 2008	52,177,323
Capital contributed	0	0	20,501,105	0	0	0	20,501,105
Subscription receivable	0	0	0	0	(10,982,735)	0	(10,982,735)
Net income	0	0	0	28,764,598	0	0	28,764,598
Transfer to statutory reserves	0	2,878,995	0	(2,878,995)	0	0	0
Foreign currency translation loss/gain	0	0	0	0	0	(2,988)	(2,988)
Balance at Dec. 31, 2009	0	4,888,018	29,002,371	43,946,972	(10,982,735)	682,256	67,536,882
Balance (in shares) at Dec. 31, 2009	52,177,323
October 27, 2010 (reverse merger) (in shares)	500,000
Contribution of dividends from Wonder Dredging's shareholders generated by Fujian Service through March 31, 2010. Applied first sas payment of subscription receivable, netted of the registered capital of Fujian Service of $29,002,371	0	0	22,085,016	0	0	0	22,085,016
Contribution of shareholders' loans and net assets into statutory reserves and equity upon acquisition of interest in Wonder Dredging	0	0	18,019,636	0	0	0	18,019,636
Capital contributed	0	0	878,876	0	0	0	878,876
Subscription receivable	0	0	0	0	10,982,735	0	10,982,735
Net income	0	0	0	48,234,280	0	0	48,234,280
Transfer to statutory reserves	0	5,407,261	0	(5,407,261)	0	0	0
Dividend - contributed back in a non-cash transaction (see above)	0	0	0	(51,087,387)	0	0	(51,087,387)
Deemed dividend on Class A Preferred Shares - beneficial conversion feature	0	0	9,199,385	0	0	0	9,199,385
Accretion of Class A Preferred Shares discount	0	0	0	(22,293,720)	0	0	(22,293,720)
Foreign currency translation loss/gain	0	0	0	0	0	4,220,654	4,220,654
Balance at Dec. 31, 2010	0	10,295,279	79,185,284	13,392,884	0	4,902,910	107,776,357
Balance (in shares) at Dec. 31, 2010	52,677,323
Net income	0	0	0	96,392,261	0	0	96,392,261
Transfer to statutory reserves	0	5,091,037	0	(5,091,037)	0	0	0
Accretion of Class A Preferred Shares discount	0	0	0	(6,135,012)	0	0	(6,135,012)
Foreign currency translation loss/gain	0	0	0	0	0	10,913,437	10,913,437
Balance at Dec. 31, 2011	$ 0	$ 15,386,316	$ 79,185,284	$ 98,559,096	$ 0	$ 15,816,347	$ 208,947,043
Balance (in shares) at Dec. 31, 2011	52,677,323

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Parenthetical] (USD $)	Dec. 31, 2010
Registered capital of Fujian Service	$ 29,002,371

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 96,392,261	$ 48,234,280	$ 28,764,598
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	7,161,602	5,038,074	4,952,236
Gain on obligation under "Make-Good Escrow"	(14,101,247)	0	0
Loss on derivative	6,762,079	11,298	0
Changes in operating assets and liabilities:
Accounts receivable, net	(13,231,643)	(12,536,435)	0
Cost and estimated earnings in excess of billings on contracts in progress	(12,820,576)	1,418,098	(2,210,343)
Other receivables	(2,013)	(905)	(311)
Prepaid expenses	(4,653,504)	0	0
Inventories	(1,792,368)	236,039	(429,018)
Accounts payable	(1,027,530)	4,380,904	0
Income tax payable	3,150,401	2,656,355	(179,402)
Accrued liabilities and other payables	1,313,630	2,319,980	55,179
Net cash provided by operating activities	67,151,092	51,757,688	30,952,939
Cash flows from investing activities:
Deposits paid for dredgers	(20,162,854)	(12,194,972)	(2,196,096)
Changes in security deposits	(25,746,413)	(12,440,092)	0
Purchase of property, plant and equipment	(1,902,615)	(329,951)	0
Net cash used in investing activities	(47,811,882)	(24,965,015)	(2,196,096)
Cash flows from financing activities:
Repayment of term loans	0	(21,818,236)	(1,830,080)
Proceeds from term loans	0	11,389,859	3,367,348
Repayment of dredger payable	0	0	(17,838,704)
Proceeds from share issue	0	46,443,286	0
Capital contributions from capital issue to Wonder Dredging/Fujian Service	0	878,876	9,516,419
Advance from related companies	12,408	888	0
Net cash provided by/(used in) financing activities	12,408	36,894,673	(6,785,017)
Net increase in cash	19,351,618	63,687,346	21,971,826
Effect of exchange rate changes on cash	4,525,454	1,501,657	9,501
Cash as of January 1	88,532,472	23,343,469	1,362,142
Cash as of December 31	112,409,544	88,532,472	23,343,469
Supplemental disclosures of cash flow information:
Interest paid	0	871,794	753,776
Income tax paid	26,956,670	13,900,042	9,776,054
Supplemental disclosures of non-cash transactions:
Accretion of discount on Class A Preferred Shares	6,135,012	22,293,720	0
Transfer of deposits paid for dredgers to property, plant and equipment	$ 12,786,799	$ 0	$ 0

DESCRIPTION OF BUSINESS AND ORGANIZATION	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	DESCRIPTION OF BUSINESS AND ORGANIZATION

On April 14, 2010, China Dredging Group Co., Ltd (“the Company”) was incorporated in the British Virgin Islands (“BVI”) as a limited liability company by the three shareholders, Mars Harvest Co., Ltd. (“Mars”), Venus Seed Co., Ltd. (“Venus”) and Saturn Glory Co., Ltd. (“Saturn”)(together, the “Shareholders”), by subscribing to 104,355 ordinary shares (after giving effect of the recapitalization as described below). The proportionate ownership percentage of the Company was 90%, 5% and 5% held by Mars, Venus and Saturn, respectively. The principal activity of the Company is to hold its interests in its subsidiaries. The Company, together with its wholly owned subsidiaries and variable interest entities (“VIEs”), of which one of the Company’s subsidiaries is the primary beneficiary, (collectively referred as the “Group”) is engaged in performing dredging services, specifically capital dredging, maintenance dredging and reclamation dredging throughout mainland China. The Group provides its services directly to its customers in the People’s Republic of China (“PRC”).

On May 26, 2010, the Company was recapitalized by increasing its number of authorized shares, changing its par value and by issuing 52,072,968 shares of ordinary shares (after giving effect of the recapitalization as described below) to the three founding shareholders, Mars, Venus and Saturn, and four new shareholders (collectively “New Shareholders”), Regent Fill Investment Group Limited (“Regent Fill”), Poying Holdings Limited (“Poying”), Jianliang Yu and Nan Ding. At the time of recapitalization, the Company had not commenced operations and had no assets.

Pursuant to a unanimous resolution of the Company’s board of directors, the Company’s Memorandum and Articles of Association (“M&A”) was amended as of October 25, 2010 to increase its maximum number of authorised shares from 50,000 ordinary shares of one class with a par value of $1.00 each to a maximum 250,000,000 shares of no par value divided into two classes of shares: (i) 225,000,000 ordinary shares and 25,000,000 Class A Preferred Shares. The Company's recapitalization was consummated on October 25, 2010, however, retroactively applied to reflect the recapitalized shares. On October 27, 2010, the Company entered into a merger with Chardan Acquisition Corp. (‘‘CAC’’), a BVI company (the ‘‘Merger’’). The Company was the surviving entity in the Merger. Pursuant to the Merger Agreement, the shareholders of CAC received 500,000 of the Company’s ordinary shares. Following the recapitalization and reverse merger, the number and percentage of issued shares was distributed among shareholders as follows:

	No. of
Name	ordinary shares	%

Mars Harvest Co., Ltd.	33,852,703	64.26%
Venus Seed Co., Ltd.	2,608,866	4.95%
Saturn Glory Co., Ltd.	2,608,866	4.95%
Country Vitality Enterprises Limited	2,600,000	4.94%
Windham Investments Limited	2,580,000	4.90%
Partner One Holdings Limited	2,550,000	4.84%
NewMargin Growth Fund, L.P.	1,600,000	3.04%
Cadman Investments Ltd.	1,593,555	3.03%
Linkstate Global Investment Limited	600,000	1.14%
Newmargin Partners Ltd.	400,000	0.76%
Regent Fill Investment Group Limited	325,000	0.62%
Poying Holdings Limited	325,000	0.62%
Nan Ding	270,833	0.51%
Jianliang Yu	162,500	0.31%
Gala Fortune Limited	135,000	0.25%
Steven A. Urbach	128,515	0.24%
Fresh Reward Development Limited	100,000	0.19%
Delaware Charter FBO Kerry Propper IRA	91,755	0.17%
Chardan Capital Markets, LLC	74,620	0.14%
Kerry Propper	36,760	0.07%
George B. Kaufman	15,000	0.03%
WHI, Inc. Retirement Savings Plan	15,000	0.03%
Todd A. Gold	3,350	0.01%
	52,677,323	100%

All references in the accompanying financial statements to the number of ordinary shares issued and earnings per share have been retroactively restated to reflect the recapitalization.

During October through December, 2010, the Company completed multiple closings of a private placement of 10,012,987 shares of its Class A Preferred Shares (no par value) for gross proceeds of $50.06 million. Under the terms of the Securities Purchase Agreement, up to a total of 15,000,000 Class A Preferred Shares may be sold by the Company (the ‘‘Offering’’). Net proceeds to the Company of the Offering, after deducting offering expenses of $3.62 million were $46.44 million. For these proceeds, the investors also received the right to up to 15,000,000 additional shares from the Company’s principal shareholder if the Company fails to meet certain net income thresholds. See Note 18 for a description of the rights and privileges of the Class A Preferred Shares.

The Company’s holdings are comprised of China Dredging (HK) Company Limited (“China Dredging HK”), a wholly owned subsidiary of the Company (formed on April 26, 2010), Fujian WangGang Dredging Construction Co., Ltd (“Fujian WangGang”) (formed on June 12, 2010), a wholly foreign-owned enterprise of China Dredging HK, and a 50% controlling interest on Fujian Xing Gang Port Service Co., Ltd (“Fujian Service”), an operating company incorporated and operating in PRC. Fujian WangGang acquired a 50% direct ownership interest in Fujian Service on June 29, 2010 whereas the remaining 50% interest in Fujian Service is owned by Wonder Dredging Engineering Limited Liability Company (“Wonder Dredging”). Wonder Dredging was formed on May 10, 2010 by the same owners of Fujian Service at that time. Through various agreements (collectively the “VIE Agreements”), Fujian WangGang has obtained irrevocable management control over both Wonder Dredging and Fujian Service. Through these agreements Fujian WangGang 1) receives substantially all of the economic benefits of Fujian Service’s ongoing operations, 2) has the right to purchase the other 50% interest in Fujian Service from Wonder Dredging for consideration which is equivalent to the net asset value of the latest quarterly report of Fujian Service with the consideration then contributed back to Fujian Service and 3) has the right to receive all other assets of Wonder Dredging with consideration which is equivalent to the net asset value of the latest quarterly report of Fujian Service.

The VIE Agreements include:

1)	Management Agreement - Fujian WangGang has the exclusive right to manage, operate and control the business operations of Fujian Service, including, but not limited to, establishing and implementing policies for management, using all of the assets of Fujian Service, appointing Fujian Service’s directors and senior management, directing Fujian Service to enter into loan agreement, making administrative decisions regarding employee wages or hiring and firing employees and other actions customarily associated with Fujian Service’s senior management. As consideration for its business management services, Fujian WangGang has agreed to pay to Fujian Service an annual fee of approximately $149,000 (RMB1 million), and Fujian Service will pay to Fujian WangGang 100% of the net profits of Fujian Service. The Management Agreement terminates upon the earlier of (i) Fujian WangGang’s exercise in full of the option to purchase the equity interests of Fujian Service, pursuant to the Exclusive Option Agreement, and Fujian WangGang and/or its designees individually or jointly own all of the equity interests in Fujian Service, or (ii) June 30, 2030, subject to the right of Fujian WangGang to renew the term of the Management Agreement for additional consecutive 20-year periods.

2)	Exclusive Option Agreement - Fujian WangGang has the exclusive right to purchase up to all of the equity interest in Fujian Service that is held by Wonder Dredging, to the extent allowed under the current PRC law. Accordingly, if and when the current limitations on direct ownership of Fujian Service by Fujian WangGang are eased or ceased, Fujian WangGang may exercise its option to purchase and directly own the equity interests of Fujian Service. The purchase price for the equity interest in Fujian Service held by Wonder Dredging would be equivalent to the net asset value reflected in Fujian Service’s then current quarterly report prepared according to U.S. GAAP. The term of the Exclusive Option Agreement is 20 years, which term continuously renews unless the option is exercised in full or the agreement is otherwise terminated by the parties. The agreement also provides that upon consummation of the exercise of the option, Wonder Dredging will contribute, without additional consideration, any funds actually received by it from Fujian WangGang for the transfer of its equity interest in Fujian Service to Fujian WangGang. The agreement further provides that, as of the date of the agreement, Fujian WangGang is entitled to all the future payments by Fujian Service to Wonder Dredging, together with all the profits of Fujian Service.

3)	Equity Interest Pledge Agreement - To ensure that Fujian Service and its shareholders perform their obligations under the Exclusive Option Agreement, the Management Agreement, and a letter of undertaking whereby Wonder Dredging waived its right to receive a dividend of approximately $51.1 million declared by Fujian Service in May 2010, the owners of 100% of the equity interests in Fujian Service, pledged their entire interest in Wonder Dredging to Fujian WangGang. The Equity Interest Pledge Agreement terminates upon the earlier of (i) the purchase of the entire equity interest in Fujian Service by Fujian WangGang or (ii) June 30, 2030, subject to the right of Fujian WangGang to renew the term of the Equity Interest Pledge Agreement for additional consecutive 20 year periods.

4)	Powers of Attorney - Wonder Dredging executed irrevocable power of attorney granting to Fujian WangGang or its designees the power to vote, pledge or dispose of all equity interests in Fujian Service that Wonder Dredging holds. Additionally, the powers of attorney allow Fujian WangGang or its designees to sign and carry out the intentions of the Management Agreement, the Equity Pledge Agreement and the Exclusive Option Agreement. At the same time, the owners of the equity interests in Wonder Dredging executed powers of attorney granting to Fujian WangGang or its designees the power to vote, pledge, or dispose of all equity interests in Wonder Dredging, and to appoint directors and senior management of Wonder Dredging.

Below is the organization chart in existence as of December 31, 2011:

In management’s judgment Fujian Service was and is a VIE and Fujian WangGang was and is its primary beneficiary. This judgment is based on the following:

Fujian Service is a VIE

1)	There is no “equity investment at risk” as defined in ASC 810-10-15-14a.1 because no equity holders participate in profits as holders of the legal and accounting equity. Fujian WangGang, in its capacity as holder of the Management Agreement has the right to a fee equal to 100% of profits. With no equity investment at risk it cannot be said that the equity investment at risk is sufficient to finance the activities of Fujian Service. Consequently, Fujian Service is defined as a VIE under ASC 810-10-15-14a.

2)	Even if management’s judgment concerning the lack of equity investment at risk were to be determined inappropriate and the legal equity interests did represent equity investment at risk, the equity investors as a group do not have the power to direct the activities of Fujian Service that most significantly affect its economic performance. All such control rights rest with Fujian WangGang in its capacity as holder of the Management Agreement. Consequently, Fujian Service would be defined as a VIE under ASC 810-10-15-14b.1.

3)	Additionally, even if management’s judgment concerning the lack of equity investment at risk were to be determined inappropriate and the legal equity interests did represent equity investment at risk, the equity investors as a group do not have the right to receive the expected residual returns of Fujian Service. Fujian WangGang in its capacity as holder of the Management Agreement has the right to a fee equal to 100% of profits leaving no residual returns of Fujian Service for the equity investors. Consequently, Fujian Service would be defined as a VIE under ASC 810-10-15-14b.3.

Fujian WangGang is the primary beneficiary of Fujian Service

Fujian WangGang has the controlling financial interest, as defined in ASC 810-10-25-38, in Fujian Service because it 1) has the power to direct the activities of Fujian Service that most significantly impact Fujian Service’s economic performance and 2) the obligation to absorb losses of Fujian Service that could potentially be significant to Fujian Service or the right to receive benefits from Fujian Service that could potentially be significant to the Fujian Service. Management’s judgment is based on the following:

1)	Power to direct the activities of Fujian Service:

a)	Fujian WangGang has the power to direct the activities of Fujian Service that most significantly impact Fujian Service’s economic performance because the Management Agreement gives Fujian WangGang all power to control the activities of Fujian Service.

b)	Even if management’s judgment that the Management Agreement gives Fujian WangGang that power were determined to be incorrect, Fujian WangGang would still have that power through i) its 50% legal voting interest and ii) its sole right under the Powers of Attorney, to use the voting power of Wonder Dredging’s 50% voting interest.

2)	Obligation to absorb losses of Fujian Service or the right to receive benefits from Fujian Service. Each of the following would by itself suffice to meet this criterion:

a)	Fujian WangGang has a direct 50% ownership interest in Fujian Service which has an obligation to absorb losses.

b)	Fujian WangGang, in its capacity as holder of the Management Agreement has the right to 100% of the profits of Fujian Service.

c)	Fujian WangGang through the Exclusive Option Agreement is the beneficial owner of Wonder Dredging’s 50% ownership interest in Fujian Service, which is an additional source of both the obligation to absorb losses and the right to receive benefits that could potentially be significant to Fujian Service.

Also, in management’s judgment Wonder Dredging was and is a VIE and Fujian WangGang was and is its primary beneficiary. This judgment was based on the following:

Wonder Dredging is a VIE

1)	There is no “equity investment at risk” as defined in ASC 810-10-15-14a.1 because no equity holders participate in profits or losses as holders of the legal equity interests. Wonder Dredging’s only material asset is its 50% ownership interest in Fujian Service. Fujian WangGang, in its capacity as holder of the Exclusive Option Agreement receives all benefits and absorbs all losses of that asset, and therefore of Wonder Dredging. With no equity investment at risk it cannot be said that the equity investment at risk is sufficient to finance the activities of Wonder Dredging. Consequently, Wonder Dredging is defined as a VIE under ASC 810-10-15-14a.

2)	Even if management’s judgment concerning the lack of equity investment at risk were to be determined inappropriate and the legal equity interests did represent equity investment at risk, the equity investors as a group do not have the power to direct the activities of Wonder Dredging that most significantly affect its economic performance. All such control rights rest with Fujian WangGang, under the Powers of Attorney. Consequently, Wonder Dredging would be defined as a VIE under ASC 810-10-15-14b.1.

3)	Additionally, even if management’s judgment concerning the lack of equity investment at risk were to be determined inappropriate and the legal equity interests did represent equity investment at risk, the equity investors as a group do not have the right to receive the expected residual returns of Fujian Service. Fujian WangGang in its capacity as holder of the Exclusive Option Agreement has the right to all profits and gains on the Wonder Dredging’s only material asset, the ownership interest in Fujian Service, leaving no residual returns of Wonder Dredging for the equity investors. Consequently, Wonder Dredging would be defined as a VIE under ASC 810-10-15-14b.3.

Fujian WangGang is the primary beneficiary of Wonder Dredging

Fujian WangGang has the controlling financial interest, as defined in ASC 810-10-25-38, in Wonder Dredging because it 1) has the power to direct the activities of Wonder Dredging that most significantly impact Wonder Dredging’s economic performance and 2) the obligation to absorb losses of Wonder Dredging that could potentially be significant to Wonder Dredging or the right to receive benefits from Wonder Dredging that could potentially be significant to the Wonder Dredging. Management’s judgment is based on the following:

1)	Power to direct the activities of Wonder Dredging:

a)	Fujian WangGang has the power to direct the activities of Wonder Dredging that most significantly impact Wonder Dredging’s economic performance because the Powers of Attorney give Fujian WangGang all power to control the activities of Wonder Dredging.

b)	Even if management’s judgment that the Powers of Attorney give Fujian WangGang that power were determined to be incorrect, Fujian WangGang would still have that power through its control of Wonder Dredging’s only significant activity, its ownership of a 50% interest in Fujian Service. Such control is held by Fujian WangGang even without consideration of the Powers of Attorney through i) Wonder Dredging’s inability to transfer the ownership interest in Fujian Service because of the Exclusive Option Agreement and ii) Wonder Dredging’s inability to exercise control over Fujian Service because of Fujian WangGang’s right under the Management Agreement to appoint all Directors of Fujian Service.

2)	Obligation to absorb losses of Wonder Dredging or the right to receive benefits from Wonder Dredging. In its capacity as holder of the Exclusive Option Agreement, Fujian WangGang receives all value of Wonder Dredging’s only material asset, its ownership interest in Fujian Service. Consequently, Fujian WangGang absorbs all losses and receives all benefits of this sole material asset.

Accordingly, the balance sheets of Wonder Dredging and Fujian Service are included in the Group’s consolidated financial statements. Since the Company has determined that the acquisition of Wonder Dredging and Fujian Service as VIE subsidiaries on June 29, 2010 was a combination of entities under common control and only Fujian Service had substantive operations Fujian Service is considered to be the continuing reporting entity that was reorganized into the current structure. The financial statements include the balance sheets, results of operations and cash flows of Fujian Service for all periods presented and the other members in the Group from their respective incorporation dates.

Fujian Service, which is the operating entity with RMB200,000,000 ($29,002,371 at December 31, 2011) registered capital, was incorporated on January 8, 2008. Fujian Service was originally owned by two individuals, Qing Lin and Panxing Zhuo, with holdings of 91% and 9%, respectively, of the total ownership. Qing Lin and Panxing Zhuo held their ownership interests in Fujian Service as the representatives of the family under an agreement that gave Xinrong Zhuo the exclusive right to make executive decisions and manage Fujian Service.

On May 20, 2010, Qing Lin and Panxing Zhuo sold all of their ownership interests of Fujian Service to Wonder Dredging, which they also owned fully and in the same percentages as their ownership interests in Fujian Service. Subsequent to this transaction Wonder Dredging owned 100% of Fujian Service and owed a total of $18,019,636 to Mr. Lin and Mr. Zhuo. These former owners of Fujian Service agreed to contribute the full purchase amount receivable to the capital of Wonder Dredging.

On June 29, 2010, Fujian WangGang acquired a 50% ownership interest in Fujian Service from Wonder Dredging by committing to invest, as a capital contribution, $23,602,460 (RMB158,597,183) into Fujian Service. This reduced Wonder Dredging's ownership interest in Fujian Service to 50%.

In conjunction with the effectiveness of the VIE Agreements, Wonder Dredging and its shareholders became obligated to contribute to the capital of Fujian WangGang a dividend receivable from Fujian Service together with all retained earnings of Fujian Service of which Wonder Dredging is the beneficiary under the purchase agreement with Mr. Lin and Mr. Zhuo.

At the close of business on June 30, 2010, various agreements became effective under which Fujian WangGang irrevocably obtained; 1) management control over all of the business and activities of Fujian Service and Wonder Dredging, 2) a direct right to receive substantially all of the economic benefits of Fujian Service, and 3) the right to acquire 50% equity interest in Fujian Service owned by Wonder Dredging.

According to the “Ordinance of Ship Registration of People’s Republic of China’’ and other relevant regulations, the maximum shareholding by foreign sources of capital in an entity operating in the PRC cannot exceed 50%. Also no operating entity’s vessels are entitled to be registered as Chinese ships if foreign-owners hold more that 50% of the equity interest in the operating entity. The Company’s management believes the corporate structure now in effect and set forth above permits Fujian Service to operate in the PRC and conduct its dredging contracts operations in compliance with PRC law.

The acquisition of Wonder Dredging and Fujian Service as VIE subsidiaries on June 29, 2010 was deemed to be a combination of entities under common control. Consequently, these financial statements have been prepared as if the entities in the Group had always been consolidated. The financial statements are principally those of Fujian Service with the other Group members included from their various dates of incorporation in 2010. The financial statements reflect the capital structure adopted the Company.

Management determined that the VIE Agreements constituted a combination of entities under common control, because the Company’s Chief Executive Officer, Mr. Xinrong Zhuo, controlled China Dredging and its subsidiary Fujian WangGang, as the 90% owner of the Company when the Company incepted, and then diluted to 88.27% after new shareholders acquired the Company’s ordinary shares in May 2010, and also had the right to make all executive and management decisions for Wonder Dredging and its subsidiary Fujian Service through an agreement with the legal owners, his brother-in-law and father, that predated the formation of Fujian Service. Under the agreement, Mr. Qing Lin and Mr. Panxing Zhuo, who hold 100% equity interests in Wonder Dredging collectively and own 50% equity interests in Fujian Service indirectly, hold those interests as representatives of the family.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation

The accompanying audited consolidated financial statements and related notes have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP).

The consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries and variable interest entities (“VIE”) in which the Company is the primary beneficiary. All significant intercompany balances and transactions have been eliminated.

(b)	Variable interest entity

The consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries and variable interest entities (“VIE”) in which the Company is the primary beneficiary. All significant intercompany balances and transactions have been eliminated. The consolidated financial statements of the Company have been prepared as if the existing corporate structure had been in existence throughout the periods presented and as if the reorganization had occurred as of the beginning of the earliest period presented.

The following table shows the assets and liabilities of Wonder Dredging and Fujian Service after eliminating the intercompany balances as of December 31, 2011 and 2010:

	December 31, 2011		December 31, 2010
	Wonder Dredging	Fujian Service	Wonder Dredging	Fujian Service
ASSETS
Cash and cash equivalents	$957,786	$110,535,418	$909,353	$60,555,411
Accounts receivable, net	-	27,020,183	-	12,841,108
Cost and estimated earnings in excess of billings
on contracts in progress	-	14,008,972	-	834,909
Other current assets	-	6,817,900	-	203,337
Property, plant and equipment, net	-	51,131,051	-	40,604,784
Prepaid dredger deposits	-	2,383,260	-	14,764,074
Security deposits	-	48,872,718	-	21,454,545
	$957,786	$260,769,502	$909,353	$151,258,168

LIABILITIES
Accounts payable	$-	$3,653,008	$-	$4,487,373
Income tax payable	-	8,295,538	-	4,833,193
Accrued liabilities and other payables	33	3,608,513	5,911	2,398,015
	$33	$15,557,059	$5,911	$11,718,581

The creditors of Wonder Dredging and Fujian Service do not have recourse against the general creditors of its primary beneficiary or other Group members.

The following table shows the contract revenue, cost of contract revenue, and net income/(loss) of Wonder Dredging and Fujian Service after eliminating the intercompany balances for years ended December 31, 2011 and 2010. This was the only period during the years ended December 31, 2011 and 2010 for which the results of Wonder Dredging and Fujian Service were included in the consolidated Group.

	For the Year Ended		For the Year Ended
	December 31, 2011		December 31, 2010
	Wonder Dredging	Fujian Service	Wonder Dredging	Fujian Service

Contract revenue	$-	$226,953,070	$-	$131,405,665

Cost of contract revenue	$-	$(98,906,986)	$-	$(58,723,528)

Net (loss)/income attributable to the Company	$(2,128)	$90,219,028	$(5,155)	$49,678,234

The following table shows the condensed cash flow activities of Wonder Dredging and Fujian Service for the years ended December 31, 2011 and 2010:

	For the Year Ended December 31, 2011		For the Year Ended December 31, 2010
	Wonder Dredging	Fujian Service	Wonder Dredging	Fujian Service

Net cash (used in)/provided by operating activities	$(8,146)	$68,226,864	$396	$52,999,859
Net cash (used in)/provided by investing activities	-	(27,649,028)	878,876	(30,305,428)
Net cash provided by financing activities	-	5,390,151	-	13,174,083
Net (decrease)/increase in cash	(8,146)	45,967,987	879,272	35,868,514
Effect on change of exchange rates	56,579	4,012,020	30,081	1,343,428
Cash at the beginning of the year	909,353	60,555,411	-	23,343,469
Cash at the end of the year	$957,786	$110,535,418	$909,353	$60,555,411

(c)	Use of estimates

The Company’s consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (the “U.S. GAAP”) which requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the years. Significant items subject to such estimates and assumptions include the recoverability of the carrying amount and the estimated useful lives of long-lived assets; valuation allowances for receivables, percentage of completion of contracts and realizable values for inventories. Accordingly, actual results could differ from those estimates.

(d)	Foreign currency translation

The Company uses United States dollars (“U.S. Dollar” or “US$” or “$”) for financial reporting purposes. The subsidiaries within the Company maintain their books and records in their respective functional currency, Chinese Renminbi (“RMB”) and Hong Kong dollars (“HK$”), being the lawful currency in the PRC and Hong Kong, respectively. Assets and liabilities of foreign subsidiaries are translated at the rate of exchange in effect on the balance sheet date; income and expenses are translated at the average rate of exchange prevailing during the period. The related transaction adjustments are reflected in “Accumulated other comprehensive income/(loss)’’ in the equity section of the Company’s consolidated balance sheet. A summary of exchange rate is as follows:

Renminbi to one US dollar

Rate as of December 31, 2011	6.2939

Average rate for the year ended December 31, 2011	6.4475

Rate as of December 31, 2010	6.6000

Average rate for the year ended December 31, 2010	6.7604

Average rate for the year ended December 31, 2009	6.8303

Hong Kong dollar to one US dollar

Rate as of December 31, 2011	7.7663

Average rate for the year ended December 31, 2011	7.7793

Rate as of December 31, 2010	7.7810

Average rate for the year ended December 31, 2010	7.7700

Average rate for the year ended December 31, 2009	7.7515

(e)	Cash

Cash consists of cash on hand and at banks.

(f)	Accounts receivable, net

Accounts receivable represent billed under the terms of contracts with customers. There is no amount related to retainage. The Group anticipates collection of all the outstanding balances within 7 to 180 days after completion reports of the contracts are issued. The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing receivable. The Group provides an allowance for estimated uncollectible receivables when events or conditions indicate that amounts outstanding are not recoverable. Outstanding account balances are reviewed individually for collectability. Based on the Group’s assessment of collectability, there has been no allowance for doubtful accounts recognized for the years ended December 31, 2011, 2010 and 2009.

(g)	Revenue recognition and cost and estimated earnings in excess of billings on contracts in progress

The Company recognizes contract revenues under the percentage-of-completion method to determine the appropriate amount to be recognized in a given period. Depending on the nature of contracts, the stage of completion is measured by reference to (a) the proportion of contract costs incurred for work performed to date to estimated total contract costs; (b) the amount of work certified by a site engineer; or (c) the completion of a physical proportion of the contract work. The difference between amounts billed and recognized as revenue is reflected in the balance sheet as either contract revenues in excess of billings or billings in excess of contract revenues. Provisions for estimated losses on contracts in progress are made in the period in which they are identified. In the event that contract revenue cannot be estimated reliably, contract revenue is recognized only to the extent of contract costs incurred that are likely to be recoverable.

Cost and estimated earnings in excess of billings represent amounts of revenue earned under contracts in progress but not billed at the balance sheet date. These amounts become billable according to the contract terms, which usually consider passage of time, and/or completion of the project. As of December 31, 2011 and 2010, cost and estimated earnings in excess of billings on contracts in progress were $14,008,972 and $834,909, respectively.

(h)	Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation. Expenditures for major additions and betterments are capitalized. Depreciation of property, plant and equipment is computed by the straight-line method over the assets estimated useful lives ranging from five to ten years. Building improvements, are amortized on a straight-line basis over the estimated useful life.

Upon sale or retirement of property, plant and equipment, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in operations.

The estimated useful lives of the assets are as follows:

Estimated lives
Dredgers	7.5-10
Machinery	5
Office equipment	5

Expenditures for repairs and maintenance, which do not extend the useful life of the assets, are expensed as incurred.

(i)	Impairment of long-lived assets

Based on the Group’s assessment, no triggering events for the testing of long-lived assets for impairment were identified as of December 31, 2011 and 2010.

(j)	Fair value measurements

In April 2009, the FASB issued ASC 820-10-65-4 (formerly FSP No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset and Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly”). This standard emphasizes that even if there has been a significant decrease in the volume and level of activity, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants. This standard provides a number of factors to consider when evaluating whether there has been a significant decrease in the volume and level of activity for an asset or liability in relation to normal market activity. In addition, when transactions or quoted prices are not considered orderly, adjustments to those prices based on the weight of available information may be needed to determine the appropriate fair value. This standard is effective for interim and annual reporting periods ending after June 15, 2009, and is applied prospectively. Early adoption is permitted for periods ending after March 15, 2009. The adoption of this standard did not have a material effect on the consolidated financial statements.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “ASU 2010-06” “Fair Value Measurements and Disclosures”. The new guidance clarifies two existing disclosure requirements and requires two new disclosures as follows: (1) a “gross” presentation of activities (purchases, sales, and settlements) within the Level 3 rollforward reconciliation, which will replace the “net” presentation format; and (2) detailed disclosures about the transfers in and out of Level 1 and 2 measurements. This guidance is effective for the first interim or annual reporting period beginning after December 15, 2009, except for the gross presentation of the Level 3 rollforward information, which is required for annual reporting periods beginning after December 15, 2010, and for interim reporting periods thereafter. The Company adopted the amended fair value disclosures guidance on January 1, 2011.

The Group's financial instruments consist principally of cash, accounts receivables, cost and estimated earnings in excess of billings on contracts in progress, accounts payable and accrued liabilities. None of which are held for trading purposes. Pursuant to ASC 820, the fair value of the Group's cash is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. The Group believes that the carrying amounts of all of the Group's other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations. Also included in the Group’s financial instruments are the contingent liability for a variable number of shares and the derivative liability, both as described in Note 2(p) below. Both of these are carried at the estimated fair value at the balance sheet date using Level 3 inputs. On December 31, 2011, the contingent liability for a variable number of shares expired with no shares due. As a result no liability is included in the balance sheet at that date.

(k)	Income taxes

The Group recognizes interest and penalty related to income tax matters as income tax expense. As of December 31, 2011 and 2010, there was no penalty or interest recognized as income tax expenses.

(l)	Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and environmental claims arising out of the normal course of businesses that relate to a wide range of matters, including among others, contracts breach liability. The Group records accruals for such contingencies based upon the assessment of the probability of occurrence and, where determinable, an estimate of the liability. Management may consider many factors in making these assessments including past history, scientific evidence and the specifics of each matter.

The Group’s management has evaluated all such proceedings and claims that existed as of December 31, 2011 and 2010. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Group’s financial position, liquidity or results of operations.

(m)	Economic and political risks

The Group’s operations are conducted in the PRC. Accordingly, the Group’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC economy.

The Group’s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Group’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances aboard, and rates and methods of taxation, among other things.

(n)	Pension and employee benefits

Full time employees of the Group participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. Cost for pension and employee benefits of the Group was $78,888 and $39,888 and $34,618 for the years ended December 31, 2011, 2010 and 2009, respectively.

(o)	Segment information

ASC 280 “Segment reporting” establishes standards for reporting information on operating segments in interim and annual financial statements. The Group has only one segment, all of the Group’s operations and customers are in the PRC and all income are derived from the services of dredging. Accordingly, no line of business or geographic information is presented.

(p)	Escrow shares and preferred shares discount

On October 29, 2010, the Company’s controlling shareholder, a company controlled by Mr. Xinrong Zhuo, the Company’s Chairman of the Board of Directors and Chief Executive Officer, placed into escrow 15,000,000 of the Company’s ordinary shares (the “Make-Good Escrow”), pursuant to a securities escrow agreement, for the purpose of providing protection to the investors in the 2010 Private Placement in the event the Company does not achieve certain net income thresholds for the years ended 2010 and 2011. If the Company were not to achieve the thresholds set forth below, holders of the preferred shares would receive additional shares from the Make-Good Escrow, up to the full number of shares held in the Make-Good Escrow. The number of additional shares that may be released to investors in the 2010 Private Placement if the Company fails to meet the Adjusted Net Income targets set forth below is equal to: (Original Invested Shares * (Target EPS/Actual EPS)) — Original Invested Shares. “Actual EPS” means the Adjusted Net Income for fiscal year 2010 or 2011, as applicable, divided by the number of the Company’s fully diluted outstanding shares. “Target EPS” means the performance threshold for the applicable year divided by the number of the Company’s fully diluted outstanding shares. Adjusted Net Income means after-tax net income based on U.S. GAAP, adjusted to exclude (i) non-cash charges associated with the Merger, the 2010 Private Placement and a public offering or other financing by the Company, (ii) expenses related to the release of the escrow shares, and (iii) expenses related to implementation of any of the agreements related to the 2010 Private Placement. Adjusted Net Income for 2010 is calculated by adding the Adjusted Net Income of Fujian Service for the six months ended June 30, 2010 and the Company’s Adjusted Net Income on a consolidated basis for the six months ended December 31, 2010. The pro-rata right to receive shares issuable pursuant to the Make-Good Escrow is based upon the initial preferred shares issued to investors. Shares not distributed from the Make-Good Escrow will be returned to the shareholder that contributed them. The Adjusted Net Income targets for the 2010 and 2011 fiscal years are $48.1 million and $87.0 million, respectively. Adjusted Net Income is Net Income is net income excluding certain expenses including “any non-cash charges incurred as a result of the Financing Transaction, including without limitation, as a result of the issuance and/or conversion of the Preferred Shares, or as a result of the issuance of warrants to any placement agent and its designees in connection with another financing transaction,” For the years ended December 31, 2011 and 2010, Adjusted Net Income was determined as follows:

	For the Years Ended
	2011	2010

Net Income	$96,392,261	$48,234,280
Add: Loss on derivative	6,762,079	11,298
Less: Gain on obligation under Make-Good Escrow	(14,101,247)	-
Adjusted Net Income	$89,053,093	$48,245,578

The Company had already achieved the Target EPS for 2010 shortly after the 2010 Private Placement and, at the time believed that it would have sufficient Actual EPS in 2011 such that a substantial majority of the escrow shares would be released back to the shareholder. If the Company had not achieved sufficient Actual EPS for 2011 and had released the escrow shares back to the shareholder, the Company does not believe the fair value of the escrow shares should be recognized as compensation or an expense. According to SEC Staff Announcement Topic No. D-110 (ASC 718-10-S99-2), to overcome the presumption that the release of shares are compensatory, the Company is required to “consider the substance of the arrangement, including whether the arrangement was entered into for purposes unrelated to, and not contingent upon, continued employment. For example, as a condition of a financing transaction, investors may request that specific significant shareholders, who also may be officers or directors, participate in an escrowed share arrangement. If the escrowed shares will be released or canceled without regard to continued employment, specific facts and circumstances may indicate that the arrangement is in substance an inducement made to facilitate the transaction on behalf of the Company, rather than as compensatory. In such cases, the SEC staff generally believes that the arrangement should be recognized and measured according to its nature and reflected as a reduction of the proceeds allocated to the newly-issued securities.”

The Make-Good Escrow was not entered into for purposes related to, or contingent upon, continued employment of the key executive. The sole reason for the Company and Mr. Zhuo’s company to enter into the escrow arrangement was to induce the 2010 Private Placement investors to close the financing transaction. The Make-Good Escrow must still comply with ASC 225-10-S99-3 through S99-4 and reflect the rights granted by Mr. Zhuo to the investors personally as being rights given to the investors by the Company. Therefore, the Company believes the proceeds of the 2010 Private Placement should be treated as being received for a combination of the preferred shares issued to the investors and the contingent right to a variable number of ordinary shares under the Make-Good Escrow. The Company further believes this requires that the 2010 Private Placement proceeds be allocated first to the contingent right to a variable number of shares based on the estimated fair value of that right, with the remaining proceeds allocated to the preferred shares. In effect, Mr. Zhuo’s company would be treated as having contributed, to the Company, a contingent right to a variable number of shares while the Company is treated as having sold an identical right to the 2010 Private Placement investors. Pursuant to ASC 480-10-25-14, the Company’s contingent obligation to deliver a variable number shares sold to the investors is recorded as a liability. It was initially recorded at its $14,101,247 estimated fair value as of December 31, 2010. The effective right to receive an equal number of shares from Mr. Zhuo is not an asset but instead represents a potential future capital contribution. As of December 31, 2011, the Company achieved sufficient Actual EPS that the shareholder was entitled to have all shares released from escrow. As a result the liability was reduced to zero.

Prospectively from the initial issuance, the Company adjusted the liability for the contingent obligation to deliver a variable number of shares to its estimated fair value at each balance sheet date. Changes to the liability were recorded as gains or losses in the determination of net income. Upon settlement (or cancellation if, as turned out to be the case, the Company met the Target EPS for 2011) the liability would first be adjusted to the fair value of the shares actually delivered. Any difference between that amount, and the amount previously recorded, will be reflected as a gain or loss in the determination of net income. The liability would have then been eliminated with a corresponding increase in additional paid-in capital reflecting the fact that Mr. Zhuo would have been providing the shares to the investors for settlement.

As discussed in Note 18, the holders of the Preferred Shares have the right to receive 20% of the $5.00 purchase price on the second anniversary of issuance if not yet converted. Substantially this is the right to $1.00 per share if the Company fails to have the ordinary shares underlying the preferred both successfully registered with the SEC and listed on a suitable exchange by October 2012. The Company has determined that this contingent right of the holders of the preferred shares is an embedded derivative financial instrument which must, for financial reporting purposes, be separated from the host instrument (i.e., from the preferred shares) and treated as a separate instrument. Proceeds of the 2010 Private Placement were allocated to the derivative liability in an amount equal to its estimated fair value. Prospectively, the derivative liability is adjusted to its estimated fair value at each balance sheet date with changes in its fair value recorded in the Company’s statements of income.

There were no readily ascertainable market prices for the ordinary shares or the rights that investors hold under the Make-Good Escrow. The Company estimated the fair value of obligation under the Make-Good Escrow by using a Monte Carlo valuation model using as variables 1) gross margin on dredgers within the range of historical experience, 2) the addition of new dredgers within a range bounded by new lease opportunities known at the time of the 2010 Private Placement and resources of the company available at the time of the 2010 Private Placement to secure additional leased vessels during 2011, 3) revenue for both existing dredgers and potential new dredgers within a range bounded by historical experience and existing backlog, 4) RMB/USD exchange rates within a range consistent with PRC government guidance available at the time of the 2010 Private Placement, 5) sales, general and administrative expenses as a percentage of revenue within parameters known at the time of the 2010 Private Placement. The result was an expected escrow share issuance of 3,234,231 shares. That number of expected shares was then multiplied by the $4.36 estimated fair value of each share, determined as discussed below, to produce the estimated $14,101,247 fair value of Make-Good Escrow obligation. There was only a short period of time from the final closing of the 2010 Private Placement (December 21, 2010) until December 31, 2010, and the 2010 Private Placement closed on various dates in the fourth quarter of 2010 all at the same price. The Company believes that no material information was available at December 31, 2010 that was not available throughout the 2010 Private Placement. Accordingly, the Company does not believe the value of the Make-Good Escrow obligation changed materially during the period. The estimation of the fair value of the Make-Good Escrow obligation is based on Level 3 inputs.

The Company had estimated the value of the embedded derivative based on the $10,012,987 proceeds that would be paid, discounted at an interest rate of 9.0% and multiplied by 18%, representing the probability, viewed from the time of the 2010 Private Placement, that the underlying ordinary shares would not be registered and listed. The Company believes the 9.0% interest rate, which is consistent with then-effective high-yield rates in US markets, is appropriate for debt in such amount at the parent-company level that is unsecured, illiquid and structurally subordinated to creditor claims at the operating companies (the locus of substantially all of the Company’s assets). The probability of the Company not being registered and listed by October 2012 was estimated to be the same as the actual percentage of all Form F-1 filers in 2009 and 2010 failing to achieve effectiveness of their registration statements. However, the Company’s actual probability of success could differ from that of companies who filed registration statements during the reference period, or an actual market participant could take a different view. The Company believes that, in its case, based on circumstances in the fourth quarter 2010, once its registration statement becomes effective, all other requirements to achieve a national exchange listing would be satisfied or within its control, which would is sufficient to extinguish the embedded derivative. While listing requirements relating to market capitalization are not directly in the Company’s control, the Company should have sufficient market capitalization based on its cash alone to meet requisite listing standards. Even under the lowest 1% tail scenario of the Monte Carlo valuation model discussed above, the Company would have positive net income which should not detract from the value of the cash in determining market capitalization.

As of December 31, 2011, the Company estimated the fair value of the derivative using a revised estimated probability of 90% as of that date of not meeting the listing requirements, or as a permitted alternative, having a sufficiently large public offering. The revised estimate is based on new restrictions placed by significant exchanges on the listing of “reverse merger” companies. They include a requirement that a stock trade over-the-counter for at least one year before listing. There are no data upon which to base an estimate of the likelihood of fulfilling the new requirements and determine the odds of a successful offering in the time frame. The Company, in consultation with its investment banking advisors, has decided to use 90% as the probability of being unable to avoid the obligation to make the payments. Also, discount rate used was decreased to 8.5% reflecting closer maturity date of the potential obligation. The December 31, 2011 present value of the full required payment multiplied by 90% resulted in a $8,279,827 estimated fair value of the derivative. Adjusting the value of the derivative to this amount resulted in a $6,762,079 charge to net income for the years ended December 31, 2011.

The embedded derivative is part of the preferred shares and was entered into as an inducement to the 2010 Private Placement investors to purchase the preferred shares. It is not used for hedging purposes. The estimate of the embedded derivative’s fair value is based on “Level 3” inputs, meaning unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The embedded derivative, and the obligation under the Make-Good Escrow are the only instruments held by the Company that is are carried at fair value estimated using Level 3 inputs. The changes in the carrying value of the Level 3 instruments during years ended December 31, 2011 and 2010 was as follows:

	2011	2010

Liability balance b/f	$15,618,995	$-
Additional liabilities entered into the year	-	15,607,697
(Decrease)/increase in liability fair value	(7,339,168)	11,298
Liability balance c/f	$8,279,827	$15,618,995

Reducing the gross proceeds of the 2010 Private Placement by the $14,101,247 allocated to the contingent right to shares pursuant to the Make-Good Escrow and $1,506,450 to the embedded derivative resulted in $34,457,238 being initially allocated to the 10,012,987 preferred shares. This amount was reduced by the $3,621,649 of offering costs relating to the 2010 Private Placement resulting in $30,835,589 initially allocated to the preferred shares. At December 31, 2010, the derivative liability was increased by an additional $11,298 to its estimated fair value of $1,517,748. This resulted in a total derivative loss of $11,298 for the year ended December 31, 2010 as shown on the Company’s statements of income. The 10,012,987 preferred shares are convertible into an equal number of ordinary shares which for which a fair value was estimated to determine if the preferred shares contained a beneficial conversion feature.

The Company calculated an estimated the fair value of its ordinary shares at the time of the 2010 Private Placement by applying to its trailing earnings the price-earnings ratio equal to the average price-earnings ratio of the only two other public companies (as of fourth quarter 2010) in the dredging industry, the peer companies, after making the adjustments described below. The peer companies, whose trailing price-earnings ratios averaged 10.5, are domiciled in developed countries, specifically the Netherlands and the United States, no single shareholder or group controls the peer companies and their shares are liquid and actively traded. To adjust the price-earnings ratio for the peer companies for differences in the Company’s circumstances, the Company applied two discount factors. The first was a 24.5% discount to reflect the market discount applicable to Chinese companies of scale consistent with that of the Company. The Company determined this discount by calculating the average price-earnings ratio of the 34 U.S.-listed Chinese companies with market capitalizations between $100 million and $400 million and positive 1-year trailing earnings and comparing it with the average price-earnings ratio of the S&P 500 over the time period when the 2010 Private Placement occurred. The Company then applied an additional 40% discount to reflect the lack of marketability and control of the Company as compared with public companies generally. The lack of marketability was based on the fact that none of the Company’s shares were registered and there was no ready market for the shares. The size of the discount needed for lack of marketability was limited by the fact that the Company was a public company through its reverse merger with Chardan Acquisition Corp. and had plans and a clear intention to register its shares and list on an exchange. The control element of the discount was necessary because a majority of the Company’s voting shares are controlled by Mr. Xingrong Zhuo and would continue to be controlled by him based on the Monte Carlo simulation of the shares to be transferred from the Make-Good Escrow.

The result of applying these two discounts in sequence to the 10.5 average for the peer companies was to lower the price-earnings ratio used to compute the Company’s per share value to 4.8. Noting that the Company had no debt, the Company multiplied the 4.8 price-earnings ratio to the projected 2010 net income of $48.4 million disclosed to investors in the 2010 Private Placement to calculate an equity value of $229.8 million. This calculated equity value was divided by the number of outstanding ordinary shares, before giving effect to the 2010 Private Placement, and yielded a value per ordinary share of $4.36. This estimate is subject to considerable uncertainty and it is likely that if ordinary shares had been sold separately at the time of the 2010 Private Placement they would have sold for amounts different than $4.36 and such differences could have been material. There were only two peer companies, and the Company’s determination to use a 40% discount for lack of marketability and control is subjective and potentially at the higher end of ranges that may be regarded as typical for such discounts.

The Company updated its value estimate at the end of each interim quarter during the year ended December 31, 2011 by reference to the same two dredging companies. These two companies had a trailing price-earnings ratio for twelve months ended June 30, 2011 of 12.2. The Company lowered this ratio by first applying a 41% discount applicable to Chinese companies based on the ratio at June 30, 2011 between the price-earnings ratio of the 34 Chinese companies to the S&P 500. It was further lowered by the same 40% lack of marketability and control discount used in the fourth quarter 2010 valuation. The result of applying these discounts was a price-earnings ratio of 4.3. The market capitalization was increased by what was estimated to be excess cash at June 30, 2011 as compared to the reference companies and then decreased by the value of the derivative liability. The resulting overall value was divided by the outstanding shares on a fully diluted basis, assuming conversion of all Preferred Shares. Through this method the Company has estimated a fair value of each ordinary share as $6.20 at June 30, 2011.

The estimated $62,080,519 June 30, 2011 fair value of the ordinary shares into which the preferred shares would convert exceeded the redemption value of $50,064,935 redemption price of the preferred shares should the holders elect to redeem. Consequently, in accordance with ASC 470-25-35-7b, the entire $6,135,012 discount that existed at December 31, 2010 was accreted in six months ended June 30, 2011 as an allocation of net income. There was no remaining discount to be accreted after June 30, 2011.

(q)	Shares and Additional Paid-in Capital

The Company’s shares have no par value. The BVI law permits the Board of Directors to pay dividends if 1) in its judgment doing so is in the best interest of the Company and 2) if the Company would remain solvent as defined under BVI law. The Company records the net amounts received for the issuance of preferred shares, to the extent allocable to the preferred shares under U.S. GAAP, in the preferred share account so that it properly reflects the discount from shares’ liquidation preference. The Company further adds any amounts that are required under U.S. GAAP for accretion of the discount or other reasons. In the case of the preferred share issued in the private placement, this required $21,626,203 to be initially recorded as preferred share, with the December 31, 2010 balance adjusted to $43,929,923 and the June 30 and December 31, 2011 balance further adjusted to $50,064,935 its full redemption value. Other capital contributions, irrespective of whether they are for the issuance of share, are recorded in the additional paid-in capital account. The balance sheet account for no par ordinary shares is kept at zero.

(r)	Earnings per ordinary share

Earnings per ordinary share (basic and diluted) is based on the net income attributable to ordinary shareholders divided by the weighted average number of ordinary shares outstanding during each period. Ordinary share equivalents are not included in the calculation of diluted earnings per ordinary share if their effect would be anti-dilutive. As of December 31, 2011, the weighted average outstanding ordinary share equivalents outstanding totaled 10,012,987 consisting of Class A Preferred Shares, all Class A Preferred Shares were used in the calculation of diluted earnings per ordinary share.

(s)	Recently issued accounting standards

Set forth below are recent pronouncements that have had or may have a significant effect on the Group’s consolidated financial statements. The Group does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its financial condition, results of operations, or disclosures.

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No.2011-05, “Comprehensive Income (Topic 220).” This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments’ in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income not do the amendments affect how earnings per share is calculated or presented. This ASU applied retrospectively and is effective for fiscal years and interim periods within years beginning after December 15, 2011, which for the Group means January 1, 2012. As this accounting standard only requires enhanced disclosure, the adoption of this standard will not impact the Group’s financial position or results of operations.

CASH	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
3.	CASH

Cash represents cash in bank and cash on hand. Cash as of December 31, 2011 and 2010 were $112,409,544 and $88,532,472, respectively. As of December 31, 2011 and 2010, cash of which $111,954,573 and $66,966,278, respectively, was held, in Renminbi and U.S. dollars on deposits with banks located in the PRC. Renminbi is not a freely convertible currency and the remittance of funds out of the PRC is subject to the exchange restrictions imposed by the PRC government.

Cash is classified by geographical areas is set out as follows:

	2011	2010

Hong Kong	$454,971	$21,566,194
The PRC	111,954,573	66,966,278
	$112,409,544	$88,532,472

Maximum exposure to credit risk	$112,409,544	$88,532,472

Cash is denominated in the following currencies:

	2011	2010

USD	$757,836	$27,041,216
RMB	111,629,193	61,465,283
HKD	22,515	25,973
	$112,409,544	$88,532,472

In the PRC and Hong Kong there are currently no rules or regulations mandated on obligatory insurance of bank accounts. Management believes these financial institutions are of high credit quality.

ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net [Abstract]
Accounts Receivable [Text Block]
4.	ACCOUNTS RECEIVABLE, NET

As of December 31, 2011 and 2010, the balance of accounts receivable was $27,020,183 and $12,841,108, respectively, is set out as follows:

December 31, 2011
			Total revenue	Amount		Status of contract
Name of contract		Estimated contract value	recognized in 2011	received in 2011	Accounts receivable	(Completion %)

1. Yantian Port Channel Dredging and Reclamation I	1	1,958,589	1,110,712	1,925,812	-	100%

2. Yantian Port Channel Dredging and Reclamation II		979,294	1,009,728	1,009,728	-	100%

3. Yantian Port Channel Dredging and Reclamation III		1,566,871	1,570,486	1,570,486	-	100%

4. Yantian Port Channel Dredging and Reclamation IV		1,566,871	1,568,568	1,568,568	-	100%

5. Yantian Port Channel Dredging and Reclamation V		3,204,963	3,210,676	3,210,676	-	100%

6. Tangshan Caofeidian Port-Harbour Dredging and Reclamation XII	2	3,232,881	3,234,625	3,234,625	-	100%

7. Tangshan Caofeidian Port-Harbour Dredging and Reclamation XII	2	3,232,881	3,245,364	3,245,364	-	100%

8. Tangshan Caofeidian Port-Harbour Dredging and Reclamation XII	2	2,694,067	2,839,559	2,839,559	-	100%

9. Tangshan Caofeidian Port-Harbour Dredging & Reclamation XIII	3	1,796,045	1,814,410	1,814,410	-	100%

10. Tangshan Caofeidian Port-Harbour Dredging & Reclamation XIII	3	1,796,045	1,807,076	1,807,076	-	100%

11. Tangshan Caofeidian Port-Harbour Dredging & Reclamation XIII	3	1,562,559	1,573,760	1,573,760	-	100%

12. Qinzhou Port Channel Dredging IV		6,080,186	6,086,998	6,086,998	-	100%

13. Qinzhou Port Channel Dredging VII		4,291,896	4,316,942	4,316,942	-	100%

14. Qinzhou Port Channel Dredging IX		1,967,119	2,012,521	2,012,521	-	100%

15. Qinzhou Port Channel Dredging X	2,324,777	2,334,319	2,334,319	-	100%

16. Zhanjiang Baoman Jizhuangxing port - Reclamation I	4,303,063	4,391,306	4,391,306	-	100%

17. Zhanjiang Baoman Jizhuangxing port - Reclamation II	7,769,678	7,780,504	7,780,504	-	100%

18. Hainan Yangpu Port Dredging II	2,318,728	2,361,550	2,361,550	-	100%

19. Yingkou Steel Harbour Reclamation I	3,447,848	3,456,760	3,456,760	-	100%

20. Yingkou Steel Harbour Reclamation II	8,710,353	8,730,322	5,459,080	3,271,242	100%

21. Qinzhou Port Channel Dredging V	5,505,235	5,549,640	5,549,640	-	100%

22. Qinzhou Port Channel Dredging VI	1,953,470	1,990,553	1,990,553	-	100%

23. Qinzhou Port Channel Dredging VIII	5,682,823	5,825,009	5,825,009	-	100%

24. Qinzhou Port Channel Dredging XI	3,551,764	3,677,551	3,677,551	-	100%

25. Qinzhou Port Channel Dredging XII	5,682,823	5,711,424	3,550,693	2,160,731	100%

26. Tianjin South Port Industrial Zone Dredging & Reclamation IV	7,196,588	7,302,739	7,302,739	-	100%

27. Tianjin South Port Industrial Zone Dredging & Reclamation V	9,355,564	8,238,528	8,238,528	-	100%

28. Quanzhou Zhonghua New District Reclamation I	3,232,881	3,276,131	3,276,131	-	100%

29. Quanzhou Zhonghua New District Reclamation II	4,669,717	4,755,933	4,755,933	-	100%

30. Quanzhou Zhonghua New District Reclamation III		5,208,530	5,161,031	5,161,031	-	100%

31. Panjin Vessels Industrial Base Project II		10,516,014	10,534,161	10,534,161	-	100%

32. Panjin Vessels Industrial Base Project III		10,878,635	10,879,358	5,183,219	5,696,139	100%

33. Fujian Pantang Experimental Area Dredging I	4	982,706	990,884	990,884	-	100%

34. Fujian Pantang Experimental Area Dredging I	4	982,706	987,781	987,781	-	100%

35. Fujian Pantang Experimental Area Dredging II	5	1,023,653	1,024,921	883,182	141,739	100%

36. Fujian Pantang Experimental Area Dredging II	5	1,023,653	1,025,198	867,296	157,902	100%

37. Tangshan Caofeidian Port-Harbour Dredging & Reclamation XV		4,306,786	4,345,731	1,807,137	2,538,594	100%

38. Tangshan Caofeidian Port-Harbour Dredging & Reclamation XVI		5,562,931	5,609,697	1,639,721	3,969,976	100%

39. Shandong Rizhaogang Lanshan Harbour Dredging I		3,964,948	4,107,506	2,714,430	1,393,076	100%

40. Shandong Rizhaogang Lanshan Harbour Dredging II		5,406,747	5,444,776	2,626,779	2,817,997	100%

41. Jiangsu Guohua Chenjiagang Dredging I		2,886,080	2,911,342	2,911,342	-	100%

42. Jiangsu Guohua Chenjiagang Dredging II		6,313,300	6,359,582	2,687,886	3,671,696	100%

43. Fuqing Yuanhong Pier Dredging I		2,330,826	2,334,508	1,133,417	1,201,091	100%

		$173,023,094	$172,500,170	$146,295,087	$27,020,183

Notes:

1.	The contract was commenced in 2010 and completed in January 2011.
2, 3.	Dredgers, Xinggangjun #3, #6 and #9 together worked for one project with same customer.
4, 5.	Dredgers, Hengshunda #1 and Liya #2 together worked for one project with same customer.

December 31, 2010

			Total revenue	Amount		Status of contract
Name of contract		Estimated contract value	recognized in 2010	Received in 2010	Accounts receivable	(Completion %)

1. Zhuhai Gaolan Port Dredging III	1	$1,686,291	$522,002	$522,002	$-	100%

2. Zhuhai Gaolan Port Dredging IV		2,107,863	2,123,125	2,123,125	-	100%

3. Zhuhai Gaolan Port Dredging V		2,891,841	3,022,060	3,022,060	-	100%

4. Zhuhai Gaolan Port Dredging VI		1,182,474	1,199,883	1,199,883	-	100%

5. Oujiang Port Lantian Dredging II	1	7,188,924	803,979	803,979	-	100%

6. Oujiang Port Lantian Dredging III		4,233,477	4,282,649	4,282,649	-	100%

7. Tangshan Caofeidian Dredging and Reclamation I	1	9,316,017	3,269,800	3,269,800	-	100%

8. Tangshan Caofeidian Dredging and Reclamation II	1	11,123,602	3,723,230	3,723,230	-	100%

9. Tangshan Caofeidian Dredging and Reclamation III		10,106,207	10,138,730	10,138,730	-	100%

10. Tangshan Caofeidian Dredging and Reclamation IV		8,907,165	8,921,169	8,921,169	-	100%

11. Tangshan Caofeidian Dredging and Reclamation V		7,965,061	8,000,862	8,000,862	-	100%

12. Tangshan Caofeidian Dredging and Reclamation VI		1,199,041	1,265,383	1,265,383	-	100%

13. Tangshan Caofeidian Dredging and Reclamation VII		1,370,333	1,406,454	1,406,454	-	100%

14. Tangshan Caofeidian Dredging and Reclamation VIII		1,370,333	1,385,751	1,385,751	-	100%

15. Tangshan Caofeidian Dredging and Reclamation IX		1,884,208	1,961,333	1,370,836	590,497	100%

16. Tangshan Caofeidian Dredging and Reclamation X		2,226,791	2,255,933	1,619,452	636,481	100%

17. Tangshan Caofeidian Dredging and Reclamation XI		2,226,791	2,269,310	1,619,588	649,722	100%

18. Qinzhou Port Channel Dredging I		1,354,949	1,367,145	1,367,145	-	100%

19. Qinzhou Port Channel Dredging II		3,240,489	3,278,074	2,356,958	921,116	100%

20. Qinzhou Port Channel Dredging III		2,864,180	2,930,412	1,203,453	1,726,959	100%

21. Zhanjiang Steel Base Dredging and Reclamation I		13,706,290	13,766,653	13,766,653	-	100%

22. Zhanjiang Steel Base Dredging and Reclamation II	7,521,744	7,562,211	7,562,211	-	100%

23. Guohua Taidian Coal Port Dredging I	1,389,859	1,400,272	1,400,272	-	100%

24. Hainan Yangpu Port Dredging I	4,422,815	4,442,077	2,307,346	2,134,731	100%

25. Tianjin South Port Industrial Zone Dredging and Reclamation I	6,427,075	6,439,226	6,439,226	-	100%

26. Tianjin South Port Industrial Zone Dredging and Reclamation II	2,591,563	2,594,554	2,594,554	-	100%

27. Tianjin South Port Industrial Zone Dredging and Reclamation III	4,804,449	4,886,953	1,770,347	3,116,606	100%

28. Jingtang Port Channel Dredging I	4,771,315	4,825,986	4,825,986	-	100%

29. Jingtang Port Channel Dredging II	1,363,233	1,375,678	1,375,678	-	100%

30. Jingtang Port Channel Dredging III	1,704,041	1,718,233	1,718,233	-	100%

31. Qingdao Port Channel Dredging I	5,773,623	5,775,020	5,775,020	-	100%

32. Panjin Vessels Industrial Base Project I	10,720,963	10,739,467	7,674,471	3,064,996	100%

33. Tonggu Channel, Shenzhen West Port Public Dredging and Reclamation I	932,341	936,951	936,951	-	100%

	$150,575,348	$130,590,565	$117,749,457	$12,841,108

Note:

1.	The contract was commenced in 2009 and completed in 2010.

Most of the Group’s customers are state-owned companies of China. There is no credit term, customers settle the balances according to percentage of completion of contracts and the date of settlement has been specified in the contracts. The Group believes all outstanding balances can be fully collected within 7 to 180 days after the completion of contracts and project completed reports issued, therefore, no provision on allowance for doubtful accounts was provided as of December 31, 2011 and 2010.

COST AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS ON CONTRACTS IN PROGRESS	12 Months Ended
Dec. 31, 2011
Contractors [Abstract]
Cost and Estimated Earnings In Excess Of Billings On Contracts In Progress [Text Block]
5.	COST AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS ON CONTRACTS IN PROGRESS

Cost and estimated earnings in excess of billings on contracts in progress represent amounts of revenue earned under contracts in progress but not billed at the balance sheet date. These amounts become billable according to the contract terms, which usually consider passage of time, and/or completion of the project. As of December 31, 2011 and 2010, the balance of cost and estimated earnings in excess of billings on contracts in progress was $14,008,972 and $834,909, respectively. Cost and estimated earnings in excess of billings on contracts in progress include the following:

December 31, 2011
						Status of
Name of contract		Estimated contract value	Total revenue recognized in 2011	Amount received in 2011	earnings in excess of billings	contract (Completion %)

1. Yingkou Steel Harbour Reclamation III		$7,440,093	$2,534,537	$1,462,478	$1,072,059	34%

2. Tangshan Caofeidian Port-Harbour Dredging & Reclamation XIV	1	21,962,001	16,501,503	13,096,072	3,405,431	75%

3. Tangshan Caofeidian Port-Harbour Dredging & Reclamation XIV	1	21,962,001	16,501,503	13,096,072	3,405,431	75%

4. Tangshan Caofeidian Port-Harbour Dredging & Reclamation XIV	1	18,301,667	13,751,253	10,913,394	2,837,859	75%

5. Zhuhai Gaolan Port Dredging VII		4,462,970	3,955,814	1,905,398	2,050,416	89%

6. Fuqing Yuanhong Pier Dredging II		1,792,943	1,208,288	-	1,237,776	67%

		$75,921,675	$54,452,898	$40,473,414	$14,008,972

Note:

1.	Dredgers, Xinggangjun #3, #6 and #9 together worked for one project with same customer.

December 31, 2010
Name of contract	Estimated contract value	Total revenue recognized in 2010	Amount received in 2010	Cost and estimated earnings in excess of billings	Status of contract (Completion %)

Yantian Port Channel Dredging and Reclamation I	$1,867,937	$815,100	$-	$834,909	44%

The following schedule summarizes changes in backlog on contracts during the year ended December 31, 2011. Backlog represents the amount of revenue Fujian Service expects to realize from work to be performed pursuant to contractual agreements on projects in progress and on projects for which work has not yet begun.

Backlog balance at December 31, 2010	$62,310,751
New contracts entered during the year ended December 31, 2011	220,006,390
Add: Adjustment of contracts due to change of orders during the year	331,734
Adjusted contract amount at December 31, 2011	282,648,875
Less: Contract revenue earned during the year ended December 31, 2011	(226,953,070)
Backlog balance at December 31, 2011	$55,695,805

There were two contracts included in the backlog as of December 31, 2010, in March 2011, the customers of these two contracts requested the Group's subsidiary, Fujian Service, to work on other projects which were on higher priority. Due to these requests, these two one-year contracts had been replaced by shorter term contracts in 2011. However, the customers have promised the Group that they will provide the Group the same level of work as the replaced contracts. Due to these promises, the backlog was not adjusted but would be reduced by completion of the shorter term contracts as of December 31, 2010 and was not deducted from the backlog as of December 31, 2011.

PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
Prepaid Expense, Current [Abstract]
Prepaid Expenses Disclosure [Text Block]
6.	PREPAID EXPENSES

Prepaid expenses as of December 31, 2011 and 2010 consisted of the following:

	2011	2010

Prepaid expenses	$4,767,072	$-

Prepaid expenses represent amounts prepaid to suppliers for the purchases of consumable parts.

INVENTORIES	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
7.	INVENTORIES

The Group provides dredging services for its customers in the PRC. Inventories consist of consumable parts which are used for dredging projects. As of December 31, 2011 and 2010, the balance of inventories was $2,048,158 and $202,213, respectively.

OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2011
Other Receivables Disclosure [Abstract]
Other Receivables Disclosure [Text Block]
8.	OTHER RECEIVABLES

Other receivables as of December 31, 2011 and 2010 consisted of the following:

	2011	2010

Social insurance prepaid for staff	$3,242	$1,124
Deposits	122	122
	$3,364	$1,246

Other receivables include social insurance prepaid for staff's portion by the Group, this amount will be directly deducted from staff's salaries and it is interest free.

PREPAID DREDGER DEPOSITS AND CAPITAL COMMITMENTS	12 Months Ended
Dec. 31, 2011
Prepaid Dredger Deposits and Capital Commitments [Abstract]
Prepaid Dredger Deposits and Capital Commitments [Text Block]
9.	PREPAID DREDGER DEPOSITS AND CAPITAL COMMITMENTS

(a)	Prepaid dredger deposits

Prepaid dredgers deposits as of December 31, 2011 and 2010 consisted of the following:

	2011	2010

Non-related party	$23,038,180	$2,272,727
Related party	-	12,491,347
	$23,038,180	$14,764,074

Prepaid dredgers at December 31, 2011 represent deposits of two new dredgers before delivery. The Group paid deposits for the acquisition of two dredgers which will be used for the expansion of dredging operations. The total expected cost of the two dredgers is approximately $31.8 million and $41.3 million respectively, both of dredgers will be delivered on or before May 31, 2012 and before December 2012 respectively (see below Note 9(b)).

(b)	Capital commitments

The Group had the following capital commitments as of December 31, 2011:

Contracted, but not provided for:-
Acquisition of dredgers, net of deposit paid	$50,048,460

On May 20, 2009, the Company's subsidiary, Fujian Service, entered into a dredger purchase contract with Yiyang Zhonghai Vellel LLC (“Yiyang”), a non-related party of the Group. According to the dredger purchase contract, the Group paid a deposit of 7.5%, or $2,383,260 (RMB15 million), of the total purchase price on June 2, 2009. The balance due on the dredger amounted to $29,393,540 (RMB185 million), payable in 4 installments:

Payment Due Date
(end of month after delivery)	Payment Amount

August 31, 2012	$8,818,062
November 30, 2012	7,348,385
February 28, 2013	7,348,385
May 31, 2013	5,878,708
$29,393,540

The dredger is expected to be delivered to the Group on or before May 31, 2012.

On May 11, 2011, the Company’s subsidiary, Fujian WangGang entered into another construction contract with Yiyang to build one 3,800 cubic meter per hour cutter suction dredger. Construction is expected to take approximately 18 months. Delivery of the dredger is expected in or before December 2012. The contract price for building the dredger is approximately $41.3 million (RMB260 million), subject to certain conditions including actual building cost incurred. According to the dredger purchase contract, the Company should pay a deposit of 50%, or $20,654,920 (RMB130 million), of the total purchase price within one month after the contract signed. As of December 31, 2011, the Company paid $20,654,920 (RMB130 million). The balance due on the dredger amounted to $20,654,920 (RMB130 million), payable in three installments:

	Percentage of
Payment Due Date	total contract sum	Payment Amount

Within 7 days after the completion of main hull of the dredger	20%	$8,261,968
Within 7 days after the dredger launched	20%	8,261,968
Before delivery of the dredger after the completion of mooring trial	10%	4,130,984
		$20,654,920

SECURITY DEPOSITS	12 Months Ended
Dec. 31, 2011
Security Deposits [Abstract]
Security Deposits [Text Block]
10.	SECURITY DEPOSITS

The Group’s security deposits represent amounts on deposit with the owners of dredgers leased by the Company’s subsidiary, Fujian Service. Such amounts will be returned to Fujian Service when the corresponding leases end. Security deposits were $48,872,718 and $21,454,545 as of December 31, 2011 and 2010, respectively.

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
11.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as of December 31, 2011 and 2010 consisted of the following:

	2011	2010

Dredgers	$71,921,019	$54,235,409
Machinery	40,817	38,924
Office equipment	7,870	7,504
	71,969,706	54,281,837
Less: Accumulated depreciation	(20,838,655)	(13,677,053)
	$51,131,051	$40,604,784

Total depreciation expenses of the Group for the years ended December 31, 2011, 2010 and 2009 were $7,161,602, $5,038,074 and $4,952,236, respectively, of which $7,160,142, $5,037,318 and $4,951,518, respectively, was included in cost of revenue.

As of December 31, 2011, the Group owned four dredgers. As of December 31, 2011 and 2010, the total net book value of the dredgers was $51,100,311 and $40,567,273, respectively.

ADVANCE FROM RELATED COMPANIES	12 Months Ended
Dec. 31, 2011
Advances From Related Companies [Abstract]
Advances From Related Companies [Text Block]
12.	ADVANCE FROM RELATED COMPANIES

Advance from related companies as of December 31, 2011 and 2010 consisted of the following:

	2011	2010
Name of related company
Fujian Gangjun Construction Co., Ltd	$953	$909
Fujian Yihai Investment Co., Ltd	12,711	-

	$13,664	$909

The legal representative, Kongliang Chan, of Fujian Gangjun Construction Co., Ltd is also one of key management of Fujian Service. The balance is unsecured, non interest-bearing and has no repayment term.

One of the legal representatives, Lifei Zeng, of Fujian Yihai Investment Co., Ltd, is a relative of Qing Lin who is one of owners of Wonder Dredging. The balance is unsecured, non interest-bearing and has no repayment term.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
13.	INCOME TAXES

The Company is incorporated in the BVI, the laws of which do not require the Company to pay any income taxes or other taxes based on revenue, business activity or assets. The Company has subsidiaries domiciled and operating in other countries and those entities file separate tax returns in the respective jurisdictions in which they are domiciled or operate.

The Company’s subsidiary China Dredging HK is domiciled in Hong Kong and would be subject to statutory profit tax in that jurisdiction of 16.5%. Two of the Company’s subsidiaries, Fujian WangGang and Fujian Service, and Wonder Dredging operate in the PRC, where they are subject to a 25% statutory profit tax. All of the Group’s main income is generated in the PRC.

A reconciliation of the expected income tax expense to the actual income tax expense for the years ended December 31, 2011, 2010 and 2009 was as follows:

	For the Years Ended December 31,
	2011	2010	2009

Income before tax	$126,499,331	$64,790,676	$38,361,249

Expected PRC income tax expense at statutory tax rate of 25%	$31,624,833	$16,197,669	$9,590,312
Add: Non tax deductible expenses	2,061,017	361,231	-
Less: Non-taxable income	(3,565,386)	-	-
Effect of exchange rate	(13,394)	(2,504)	6,339
Actual income tax expense	$30,107,070	$16,556,396	$9,596,651

The PRC tax system is subject to substantial uncertainties and has been subject to recently enacted changes, the interpretation and enforcement of which are also uncertain. There can be no assurance that changes in PRC tax laws or their interpretation or their application will not subject the Group to substantial PRC taxes in future.

No deferred tax liability has been provided as the amount involved is estimated to be immaterial. Fujian Service has analyzed the tax positions taken or expected to be taken in its tax filings and has concluded it has no material liability related to uncertain tax positions.

For the year ended December 31, 2011, 2010 and 2009, there was no unrecognized tax benefit. Management does not anticipate any potential future adjustments in the next twelve months which would result in a material change to its financial tax position. As of December 31, 2011 and 2010, the Group did not accrue any interest and penalties.

ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
14.	ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables as of December 31, 2011 and 2010 consisted of the following:

	2011	2010

Accrued salaries and wages	$127,140	$90,380
Accrued staff benefits	209,373	154,279
Other tax payables	1,692,618	42,758
Accrued outsourced dredger services and labor	1,548,722	2,082,954
Other payables	467,374	218,230

	$4,045,227	$2,588,601

Other tax payables represent payables other than income tax which consist of business tax, individual salary tax, stamp duty, embankment tax and other small local taxes. Business tax was 3% - 5% of revenue recognized, as of December 31, 2011 and 2010, and other tax payables included $1,674,116 and $28,835 of business tax payable, respectively.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
15.	RELATED PARTY TRANSACTIONS

Operating lease commitments

The Company’s VIE, Fujian Service, entered into an office rental agreement in 2008 with Ping Lin, a relative of one of the former owners, Qing Lin, from January 1, 2008 to December 31, 2009. This agreement has been renewed and extended the period from January 1, 2010 to December 31, 2015. Fujian WangGang and Wonder Dredging also entered into office rental agreements in 2010 with Ping Lin from June 10, 2010 to June 9, 2011 and May 1, 2010 to April 30, 2011, respectively. The office rental agreements between Fujian WangGang and Ping Lin, and Wonder Dredging and Ping Lin have been renewed and extended the period from June 10, 2011 to June 9, 2012 and May 1, 2011 to April 30, 2012, respectively. Office rental paid for the years ended December 31, 2011, 2010 and 2009 was as follows:

		For the Years Ended
Type	Name of related party	2011	2010	2009
Office rental	Ping Lin	$25,527	$11,653	$8,872
Hire charge of dredger	Fujian Lutong Highway Engineering Construction Co., Ltd	-	1,035,442	1,024,845
Hire charge of crew	Fujian Lutong Highway Engineering Construction Co., Ltd	-	532,513	527,063
		$25,527	$1,579,608	$1,560,780

Hire charges of dredger and crew are included as part of the cost of revenue. Office rental is included in the general and administrative expenses.

The total future minimum lease payments under non-cancellable operating leases with respect to office as of December 31, 2011 were payable to the related party as follows:

Office rental
For the years ended December 31,
2012	$12,517
2013	12,517
2014	12,517
2015	12,517
2016	-
$50,068

Operating lease commitments for both related parties commitments and non-related parties commitments is summarized in Note 17.

CERTAIN RISKS AND CONCENTRATIONS	12 Months Ended
Dec. 31, 2011
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
16.	CERTAIN RISKS AND CONCENTRATIONS

(a)	Credit risk

As of December 31, 2011, a substantial portion part of the Group’s cash included bank deposits in accounts maintained within the PRC where there is currently no rule or regulation in place for obligatory insurance to cover bank deposits in the event of bank failure. However, the Group has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts.

(b)	Major customers

 Customers accounting for 10% or more of the Group’s revenues were as follows:

	For the Years Ended December 31,
	2011	2010	2009

Customer A *	33.5%	36.4%	16.6%
Customer B *	12.9%	20.7%	32.2%
Customer C	10.0%	-	-
Customer D	-	10.6%	-
Customer E *	-	10.4%	-
Customer F	-	-	40.3%
Customer G	-	-	10.9%
	56.4%	78.1%	100.0%

*Indicates customers under control of a common parent company.

(c)	Major suppliers

Suppliers accounting for 10% or more of the Group’s total purchases were as follows:

	For the Years Ended
	December 31,
	2011	2010	2009

Supplier A	25.3%	18.0%	-
Supplier B	18.6%	21.3%	-
Supplier C	14.0%	21.3%	-
Supplier D	11.4%	22.4%	64.5%
Supplier E	-	-	30.4%
	69.3%	83.0%	94.9%

The Group is dependent on third-party consumable parts manufacturers for all of its supply of dredging consumable parts. For the years ended December 31, 201, 2010 and 2009, products purchased from the Group's three largest suppliers accounted for 57.9%, 65.0% and 100.0% of product purchases, respectively. The Group is dependent on the ability of its suppliers to provide products on a timely basis and on favorable pricing terms. The loss of certain principal suppliers or a significant reduction in product availability from principal suppliers could have a material adverse effect on the Group. The Group believes that its relationships with its suppliers are satisfactory, and the Group has never experienced inadequate supply from suppliers.

OPERATING LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]
17.	OPERATING LEASE COMMITMENTS

The total future minimum lease payments under non-cancellable operating leases with respect to dredgers, crew, consumable parts and office as of December 31, 2011 were payable as follows:

	Hire charge of dredgers	Hire charge of crew	Consumable parts supply	Office rental	Total
For the years ended December 31,

2012	$15,522,218	$4,832,601	$40,283,499	$12,517	$60,650,835

2013	7,432,527	2,540,058	18,942,062	12,517	28,927,164

2014	2,131,694	918,593	3,945,619	12,517	7,008,423

2015	754,699	571,982	-	12,517	1,339,198

2016	-	-	-	-	-
	$25,841,138	$8,863,234	$63,171,180	$50,068	$97,925,620

Rental expenses under non-cancellable operating leases arrangements for the years ended December 31, 2011, 2010 and 2009 was $19,922,463, $9,847,333 and $3,186,476, respectively. $25,527, $1,579,608 and $1,560,780 of the rental expenses was paid to the related parties for the years ended December 31, 2011, 2010 and 2009, respectively (see Note 15).

The operating lease commitments below include both the related parties commitments and non-related parties commitments. The total future lease payments as of December 31, 2011 is summarized as follows:

		Hire charge	Hire charge	Consumable
	Note	of dredgers	of crew	parts supply	Office rental	Total

Related parties commitments	15	$-	$-	$-	$50,068	$50,068

Non-related parties commitments		25,841,138	8,863,234	63,171,180	-	97,875,552

		$25,841,138	$8,863,234	$63,171,180	$50,068	$97,925,620

CLASS A PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Preferred Stock [Text Block]
18.	CLASS A PREFERRED SHARES

Each Class A Preferred Share is automatically convertible into one of the Company’s ordinary shares, which the Company calls the Conversion Ratio, upon occurrence of both of the following: (a) the registration of the underlying ordinary shares is declared effective by the SEC or other applicable regulatory authority designed by the holders of a majority of the preferred shares pursuant to the terms of the registration rights agreement with such holders, or the underlying ordinary shares become freely tradable in the United States or pursuant to any available exemption; and (b) the commencement of the trading of the Company’s ordinary shares on a national U.S. stock exchange or such other recognized international exchange as the holders of a majority of preferred shares may approve. The Conversion Ratio is subject to proportional adjustment for share splits, divisions, share dividends, recapitalization and similar transactions. Each preferred share is also convertible into one of the Company’s ordinary shares at the opinion of the holder at any time prior to automatic conversion.

Holders of the preferred shares have no right to vote on any matters that requires shareholder approval; provided, however, the Company may not issue any shares that have a liquidation preference that is senior to that of the preferred shares without their consent. Class A Preferred Shares are entitled to a dividends equal to any that are declared on ordinary share. The Class A Preferred Shares have a liquidation preference of $5.00 per share.

If an Automatic Conversion does not occur by the second anniversary of the closing of the October 2010 Private Placement, holders of the Preferred Shares shall have the right to receive a payment equal to 20% of $5.00 per Class A Preferred Share. If such payment is due and remains unpaid at the time of an Automatic Conversion, the holders may, at the sole discretion of the Company , choose to receive this payment in ordinary shares, in lieu of cash, at a purchase price of $5.00 per share. The holders also have the right, between the second and third anniversary of the closing, if the shares have not been converted, to demand the redemption of their share for $5.00 per share.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
19.	SHAREHOLDERS' EQUITY

(a)	Contributed capital

In connection with the purchase of the 50% interest of Fujian Service by Fujian WangGang, the shareholders of Wonder Dredging (being the same shareholders of Fujian Service at the time) were entitled, pursuant to the purchase agreement, to declare and be paid all of the retained earnings of Fujian Service from its inception through March 31, 2010, as a dividend, which amounted to $51,087,387. As described in the annual financial statements, the shareholders, pursuant to an agreement, held their interests as the representatives of a family includes the Company’s Chief Executive Officer, Mr. Xinrong Zhuo. Such shareholders also committed to contribute all such dividends back into the Company as a capital contribution along with an allocation to its statutory reserves. Such contribution of dividends has been recorded first as a payment of a $10,982,735 subscription receivable and the $40,104,652 balance as additional paid-in capital.

Wonder Dredging was incorporated on May 10, 2010 with capital of $878,876 (RMB6 million) having been paid by the Wonder Dredging shareholders. Upon Wonder Dredging becoming a consolidated subsidiary of the Group on June 29, 2010, this amount was recorded as a capital contribution in the consolidated financial statements. In connection with the acquisition of the Company’s 50% ownership of Fujian Service, Fujian WangGang has met all of its related investment commitments to Fujian Service, having invested approximately $1.5 million in August 2010, approximately $17.1 million in November 2010 and approximately $5.0 million in January 2011.

The Company’s shares have no par value. The BVI permits the Board of Directors to pay dividends if 1) in its judgment doing so is in the best interest of the Company and 2) if the Company would remain solvent as defined under BVI law. The Company records the net amounts received for the issuance of preferred share, to the extent allocable to the preferred shares under U.S. GAAP, in the preferred shares account. Other capital contributions, irrespective of whether they are for the issuance of shares, are recorded in the additional paid-in account. The balance sheet account for no par ordinary shares is kept at zero.

(b)	Retained earnings and statutory reserves

Retained earnings and statutory reserves as of December 31, 2011 and 2010 consisted of the following:

	2011	2010

Retained earnings	$98,559,096	$13,392,884

Statutory reserves	$15,386,316	$10,295,279

Fujian Service, Fujian WangGang and Wonder Dredging, which are located and operate in the PRC, are required to transfer 10% of their net profits after income tax, as determined in accordance with the PRC accounting rules and regulations. Appropriation to the statutory reserve by the Group is based on profit arrived at under PRC accounting standards for business enterprises for each year. The statutory reserves of the Group represent the statutory reserves of Fujian Service, Fujian WangGang and Wonder Dredging as required under the PRC law.

The profit arrived at must be set off against any accumulated losses sustained by the Group in prior years, before allocation is made to the statutory reserve. Appropriation to the statutory reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory reserve reaches 50% of the shareholders' equity. This statutory reserve is not distributable in the form of cash dividends.

CONDENSED PARENT COMPANY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
20.	CONDENSED PARENT COMPANY FINANCIAL INFORMATION

For the purpose of preparing these supplemental condensed parent company (unconsolidated) financial statements, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC Topic 323, “Investments - Equity Method and Joint Ventures”. Such investment and long-term loans to subsidiaries are presented on the balance sheet as “Investments in subsidiaries” and the income of the subsidiaries is presented as “Equity in income of subsidiaries” on the statements of income.

These supplemental condensed parent company (unconsolidated) financial statements should be read in conjunction with the notes to the Company’s Consolidated Financial Statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2011, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except as separately disclosed in the Company’s Consolidated Financial Statements, if any.

CONDENSED BALANCE SHEETS

	As of December 31,	As of December 31,
	2011	2010
Assets
Cash	$437,324	$21,509,633
Other receivables	122	122
Investments in subsidiaries	267,289,072	145,992,195
Total assets	$267,726,518	$167,501,950

Liabilities and equity
Current liabilities
Accrued liabilities and other payables	$434,713	$176,675
Derivative liability	8,279,827	-
Total current liabilities	8,714,540	176,675

Non-current liabilities
Contingent liability for a variable number of shares	-	14,101,247
Derivative liability	-	1,517,748
Total non-current liabilities	-	15,618,995
Total liabilities	8,714,540	15,795,670

Class A Preferred Shares, no par value; 25,000,000 shares authorized; 10,012,987 shares issued and outstanding (liquidation preference $50,064,935, less $0 and $6,135,012 discount, respectively) as of December 31, 2011 and 2010	50,064,935	43,929,923

Shareholders’ equity
Total shareholders’ equity	208,947,043	107,776,357

Total liabilities and equity	$267,726,518	$167,501,950

CONDENSED STATEMENTS OF INCOME

	For the Years Ended December 31,
	2011	2010

General and administrative expenses	$(1,249,180)	$(2,005,780)
Other income	7,339,168	-
Equity income of subsidiaries	90,302,273	50,240,060
Net income	$96,392,261	$48,234,280

CONDENSED STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2011	2010

Net cash used in operating activities	$(991,142)	$(1,022,324)
Net cash used in investing activities	(20,140,000)	(23,908,485)
Net cash provided by financing activities	55,990	46,443,286
Effect of exchange rate changes on cash	2,843	(2,844)
Cash at the beginning of the year	21,509,633	-
Cash at the end of the year	$437,324	$21,509,633

CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Contingencies Disclosure [Text Block]
21.	CONTINGENCIES

Registration rights agreement

In connection with its private placement, the Company entered into a registration rights agreement pursuant to which it agreed to use its best efforts to file within 60 days of the date after which the Company would no longer accept funds for the purchase of preferred shares (such 60-day deadline, the "Filing Deadline") a registration statement with the SEC to register the sale by the Company of its ordinary shares by means of a firm commitment underwritten offering and to register for resale (i) the ordinary shares underlying the preferred shares issued in the private placement, (ii) the 15,000,000 shares held in the Make-Good Escrow, (iii) 37,177,323 ordinary shares held by certain of its founding shareholders which are not part of the Make-Good Escrow and (iv) the 500,000 shares issued to its placement agent pursuant to the Merger Agreement. If the registration statement covering these securities is not filed by the Filing Deadline or not declared effective by the SEC within 180 days of the Filing Deadline (such 180-day deadline, the ‘‘Effectiveness Deadline’’), subject to certain exceptions, liquidated damages of 0.3% of the purchase price per month will accrue and will be payable in cash on a monthly basis, provided that in no event shall the amount of liquidated damages payable at any time to any holder of preferred shares exceed 10% of the amount of such holder’s initial investment in the private placement. According to this formula, the monthly liquidated damages to be paid would amount to $150,195 per month and the maximum payments would total $5,006,494.

Under the registration rights agreement, the Filing Deadline was February 21, 2011 and the Effectiveness Deadline has been extended from August 22, 2011 to January 31, 2012. The registration was declared effective on February 2, 2012. The investors have waived any claim for liquidated damages for the two-day delay. As of the date of issuance of these financial statements, the Company knows that it has met the deadline and has assessed the likelihood of any liquidated damages becoming payable under the registration rights agreement and believed that the likelihood was not probable. Consequently, no liability or expense was recorded as of December 31, 2011 for liquidated damages under the registration rights agreement.